Average Annual Total Returns{- Asset Manager: Growth Portfolio} - 02.28 VIP Asset Manager: Growth Portfolio Investor PRO-12 - Asset Manager: Growth Portfolio	VIP Asset Manager: Growth Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Asset Manager: Growth Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Asset Manager: Growth Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0022 Past 1 year	F0022 Past 5 years	F0022 Past 10 years
Total	17.19%	10.02%	8.48%	18.40%	15.22%	13.88%	15.01%	10.83%	9.22%